Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Financing Receivables, Net

Financing receivables, net as of December 31, 2020 and 2021 consisted of the followings:

	As of December 31,
	2020	2021
	(RMB in thousands)
Short-term:
Installment purchase loans	457,407	300,999
Personal installment loans	4,969,154	3,779,317
Total short-term financing receivables	5,426,561	4,080,316
Allowance for credit losses	(508,013)	(307,341)

Total short-term financing receivables, net	4,918,548	3,772,975
Long-term:
Installment purchase loans	127,265	93,754
Personal installment loans	98,645	166,896
Total long-term financing receivables	225,910	260,650
Allowance for credit losses	(21,149)	(19,523)
Total long-term financing receivables, net	204,761	241,127

Summary of Balances of Financing Receivables by Due Date

The following table summarizes the balances of financing receivables by due date as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	(RMB in thousands)
Due in months
0 - 12	5,426,561	4,080,316
13 - 24	182,107	229,900
25 - 36	23,388	22,615
Thereafter	20,415	8,135
Total financing receivables	5,652,471	4,340,966

Summary of Activities in Allowance for Credit Losses

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2019, 2020 and 2021, respectively, consisted of the following:

	For the year ended December 31,
	2019	2020	2021
	(RMB in thousands)
Beginning balances	(384,036)	(373,545)	(529,162)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	—	(229,661)	—
Provision for credit losses	(708,684)	(779,235)	(401,417)
Charge-offs	815,421	1,078,705	913,940
Recoveries from prior charge-offs	(96,246)	(225,426)	(310,225)
Ending balances	(373,545)	(529,162)	(326,864)

Summary of Aging Analysis of Past Due Financing Receivables

Aging analysis of past due financing receivables as of December 31, 2020 and 2021 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans	7,086	4,508	3,839	11,884	—	27,317	557,355	584,672
Personal installment loans	152,523	74,396	54,217	165,982	—	447,118	4,620,681	5,067,799
December 31, 2020	159,609	78,904	58,056	177,866	—	474,435	5,178,036	5,652,471
Installment purchase loans	6,965	3,763	2,698	5,784	-	19,210	375,543	394,753
Personal installment loans	132,538	35,583	26,405	70,910	-	265,436	3,680,777	3,946,213
December 31, 2021	139,503	39,346	29,103	76,694	-	284,646	4,056,320	4,340,966

Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of installment purchase loans and personal installment loans within each credit quality indicator was presented by year of origination for five origination years and beyond, as of December 31, 2021:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans
2017 and before	—	—	—	—	—	—	—	—
2018	2	5	5	33	—	45	1	46
2019	412	210	182	616	—	1,420	19,735	21,155
2020	1,519	855	816	2,445	—	5,635	72,540	78,175
2021	5,032	2,693	1,695	2,690	—	12,110	283,267	295,377
Total Installment purchase loans	6,965	3,763	2,698	5,784	—	19,210	375,543	394,753
Personal installment loans
2017 and before	—	—	—	—	—	—	—	—
2018	2	4	7	43	—	56	9	65
2019	757	365	295	1,177	—	2,594	23,504	26,098
2020	1,275	922	1,182	6,217	—	9,596	26,182	35,778
2021	130,504	34,292	24,921	63,473	—	253,190	3,631,082	3,884,272
Total Personal installment loans	132,538	35,583	26,405	70,910	—	265,436	3,680,777	3,946,213